                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  Oppenheimer International Small Company Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                     Shares           Value
                                                  ------------   --------------
COMMON STOCKS--96.2%
CONSUMER DISCRETIONARY--8.2%
AUTO COMPONENTS--2.2%
Westport Innovations, Inc.(1, 2)                       664,286   $    8,025,058
Westport Innovations, Inc., Legend Shares(1, 2)      1,585,714       19,156,579
                                                                 --------------
                                                                     27,181,637
HOTELS, RESTAURANTS & LEISURE--2.8%
Accordia Gold Co. Ltd.                                  20,000       20,222,119
Home Inns & Hotels Management, Inc., ADR(2)            300,000       10,539,000
Pacific Golf Group International Holdings KK             6,000        4,157,797
                                                                 --------------
                                                                     34,918,916
MULTILINE RETAIL--1.8%
Don Quijote Co. Ltd.                                   750,000       18,958,237
PT Ramayana Lestari Sentosa Tbk                     50,000,000        3,014,280
                                                                 --------------
                                                                     21,972,517
SPECIALTY RETAIL--1.4%
Point, Inc.                                            300,000       16,593,518
CONSUMER STAPLES--5.5%
FOOD & STAPLES RETAILING--0.8%
China Nepstar Chain Drugstore Ltd., ADR              1,250,000        9,500,000
FOOD PRODUCTS--4.7%
Agriterra Ltd.(1, 2)                                50,000,000        4,219,652
China Vanguard Group Ltd.(2)                       133,000,000        7,421,013
SLC Agricola SA                                      2,197,500       16,686,229
Viterra, Inc.(2)                                     3,000,000       30,272,882
                                                                 --------------
                                                                     58,599,776
ENERGY--18.0%
ENERGY EQUIPMENT & SERVICES--0.4%
Polarcus Ltd.(2)                                     9,000,000        4,956,243
OIL, GAS & CONSUMABLE FUELS--17.6%
Aquila Resources Ltd.(2)                             1,000,000        9,976,911
Calvalley Petroleum, Inc., Cl. A(1, 2)               9,000,000       22,427,516
Cirrus Energy Corp.(2)                               1,000,000        2,605,647
Cirrus Energy Corp., Legend Shares(2)                2,000,000        5,211,294
DNO International ASA(2)                            20,000,000       17,472,204
Nido Petroleum Ltd.(1, 2)                           86,000,000       10,633,621
Niko Resources Ltd.                                    300,000       25,110,858
Pacific Rubiales Energy Corp.(2)                     2,080,928       30,304,968
Pacific Rubiales Energy Corp., Legend Shares(2)      1,644,072       23,942,947
Riversdale Mining Ltd.(2)                            5,000,000       28,279,332
Uranium One, Inc.(2)                                 9,000,000       25,753,269
Whitehaven Coal Ltd.                                 4,000,000       15,263,586
                                                                 --------------
                                                                    216,982,153
FINANCIALS--25.0%
CAPITAL MARKETS--5.1%
GP Investments Ltd., BDR(2)                          2,000,000        9,968,670


                1 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                     Shares           Value
                                                  ------------   --------------
COMMON STOCKS CONTINUED
CAPITAL MARKETS CONTINUED
Matsui Securities Co. Ltd.                           2,000,000   $   13,431,232
RISA Partners, Inc.                                     12,000        8,357,242
Uranium Participation Corp.(1, 2)                    5,000,000       31,173,015
                                                                 --------------
                                                                     62,930,159
COMMERCIAL BANKS--8.6%
Banco Macro SA, ADR                                    400,000       10,916,000
Canara Bank Ltd.                                     2,500,000       21,400,836
Indian Overseas Bank                                 3,500,000        8,750,941
Oriental Bank of Commerce                            3,500,000       20,658,390
Punjab National Bank Ltd.                              750,000       14,632,280
Seven Bank Ltd.                                          6,000       11,980,565
Vozrozhdenie Bank                                      500,000       17,500,000
                                                                 --------------
                                                                    105,839,012
DIVERSIFIED FINANCIAL SERVICES--2.4%
Arques Industries AG(1, 2)                           2,250,000        5,371,783
Fidec Corp.(2)                                           1,914          191,483
Osaka Securities Exchange Co. Ltd.                       4,500       22,437,529
World Energy Solutions, Inc.(1, 2)                     600,000        1,847,641
                                                                 --------------
                                                                     29,848,436
REAL ESTATE INVESTMENT TRUSTS--1.5%
Kenedix Realty Investment Corp.                          7,000       18,625,636
REAL ESTATE MANAGEMENT & DEVELOPMENT--7.4%
Funai Zaisan Consultants Co. Ltd.                          202           65,547
Goldcrest Co. Ltd.                                     700,000       19,109,266
Greentown China Holdings Ltd.                       11,000,000       17,372,791
Kenedix, Inc.(2)                                        60,000       17,602,962
Shui On Land Ltd.                                   30,000,000       17,690,208
Soho China Ltd.                                     35,000,000       18,832,137
                                                                 --------------
                                                                     90,672,911
HEALTH CARE--1.6%
PHARMACEUTICALS--1.6%
Tsumura & Co.                                          600,000       19,956,039
INDUSTRIALS--0.5%
CONSTRUCTION & ENGINEERING--0.5%
Baoye Group Co. Ltd.                                 8,000,000        6,141,896
INFORMATION TECHNOLOGY--4.9%
INTERNET SOFTWARE & SERVICES--4.6%
Opera Software ASA(1)                               18,000,000       57,089,493
SOFTWARE--0.3%
Enablence Technologies, Inc.(1, 2)                  17,000,000        3,704,756
MATERIALS--28.6%
CHEMICALS--3.4%
Incitec Pivot Ltd.                                   9,000,000       23,492,883
Methanex Corp.                                       1,000,000       17,794,201
                                                                 --------------
                                                                     41,287,084

                2 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                     Shares           Value
                                                  ------------   --------------
COMMON STOCKS CONTINUED
METALS & MINING--22.4%
Anvil Mining Ltd.(1, 2)                              8,000,000   $   25,241,615
Banro Corp.(2)                                       3,896,100        9,228,965
Centamin Egypt Ltd.(2)                              10,000,000       21,887,436
Colossus Minerals, Inc.(2)                           1,338,600        7,267,555
Crocodile Gold Corp.(2)                              6,000,000        7,561,114
Detour Gold Corp.(2)                                 1,250,000       19,400,227
Dynasty Metals & Mining, Inc.(2)                     1,750,000        9,501,137
Equinox Minerals Ltd.(2)                             6,000,000       22,171,688
Franco-Nevada Corp.                                    606,200       16,323,862
Ivernia, Inc.(1, 2)                                 13,300,000        5,229,771
Ivernia, Inc., Legend Shares(1, 2, 3)                3,200,000        1,258,291
Lundin Mining Corp.(2)                               5,000,000       21,792,685
Mirabela Nickel Ltd.(2)                              6,000,000       14,440,023
Northern Iron Ltd.(2)                                6,000,000        8,407,979
Oz Minerals Ltd.(2)                                  5,000,000        5,587,002
Red Back Mining, Inc.(2)                             1,500,000       21,745,310
Romarco Minerals, Inc.(2)                            8,000,000       13,189,312
Stornoway Diamond Corp.(2)                           2,000,000          502,179
Thompson Creek Metals Co.(2)                         2,000,000       23,801,402
Western Areas NL(2)                                  4,400,000       20,996,135
                                                                 --------------
                                                                    275,533,688
PAPER & FOREST PRODUCTS--2.8%
MagIndustries Corp.(2)                              17,000,000        8,375,971
Sino-Forest Corp.(2)                                 1,500,000       26,250,711
                                                                 --------------
                                                                     34,626,682
UTILITIES--3.9%
ELECTRIC UTILITIES--0.8%
EOS Russia AB(2)                                     1,700,000        9,680,272
ENERGY TRADERS--1.2%
Magma Energy Corp.(2)                                  400,000          758,006
Magma Energy Corp., Legend Shares(2)                 1,100,000        2,084,518
Ram Power Corp.(2)                                   4,000,000       12,279,704
                                                                 --------------
                                                                     15,122,228
GAS UTILITIES--1.9%
Xinao Gas Holdings Ltd.                              9,000,000       22,835,716
                                                                 --------------
Total Common Stocks (Cost $1,138,889,791)                         1,184,598,768

                                                    Principal
                                                     Amount
                                                  ------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.1%
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13(1)
   (Cost $5,000,000)                              $  5,000,000       13,405,085


                3 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

                                                      Units           Value
                                                  ------------   --------------
RIGHTS, WARRANTS AND CERTIFICATES--1.4%
Pacific Rubiales Energy Corp. Wts., Strike
   Price 7.80 CAD, Exp. 7/12/12(2)
   (Cost $1,808,930)                                 1,999,953   $   17,092,644

                                                     Shares
                                                  ------------
INVESTMENT COMPANY--0.0%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.31% (1, 4) (Cost $267,757)                 267,757          267,757
TOTAL INVESTMENTS, AT VALUE
   (COST $1,145,966,478)                                  98.7%   1,215,364,254
Other Assets Net of Liabilities                            1.3       15,909,301
                                                  ------------   --------------
Net Assets                                               100.0%  $1,231,273,555
                                                  ============   ==============

Footnotes to Statement of Investments

STRIKE PRICE IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

CAD   Canadian Dollar


                4 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              PRINCIPAL AMOUNT/                               PRINCIPAL AMOUNT/
                                                                 SHARES/UNITS        GROSS         GROSS         SHARES/UNITS
                                                               AUGUST 31, 2009     ADDITIONS     REDUCTIONS   NOVEMBER 30, 2009
                                                              -----------------   -----------   -----------   -----------------
Agriterra Ltd.                                                       40,000,000    10,000,000            --          50,000,000
Anvil Mining Ltd.                                                     8,000,000            --            --           8,000,000
Arques Industries AG                                                  2,250,000            --            --           2,250,000
Calvalley Petroleum, Inc., Cl. A                                      9,000,000            --            --           9,000,000
Enablence Technologies, Inc.                                         17,000,000            --            --          17,000,000
Endeavour Financial Corp. Wts., Strike Price 2.50 CAD, Exp.
   2/4/14                                                             2,750,000            --     2,750,000                  --
Endeavour Financial Corp., Legend Shares                              5,500,000            --     5,500,000                  --
Ivernia, Inc.                                                        13,300,000            --            --          13,300,000
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13                               5,000,000            --            --           5,000,000
Ivernia, Inc., Legend Shares                                          3,200,000            --            --           3,200,000
Nido Petroleum Ltd.                                                  86,000,000            --            --          86,000,000
Opera Software ASA                                                   18,000,000            --            --          18,000,000
Oppenheimer Institutional Money Market Fund, Cl. E                   51,064,618   160,051,854   210,848,715             267,757
Uranium Participation Corp.                                           5,000,000            --            --           5,000,000
Westport Innovations, Inc.                                              664,286            --            --             664,286
Westport Innovations, Inc., Legend Shares                             1,835,714            --       250,000           1,585,714
World Energy Solutions, Inc.(a)                                         600,000            --            --             600,000

                                                                                           REALIZED
                                                                  VALUE         INCOME       GAIN
                                                              ------------     --------   ----------
Agriterra Ltd.                                                $  4,219,652     $     --   $       --
Anvil Mining Ltd.                                               25,241,615           --           --
Arques Industries AG                                             5,371,783           --           --
Calvalley Petroleum, Inc., Cl. A                                22,427,516           --           --
Enablence Technologies, Inc.                                     3,704,756           --           --
Endeavour Financial Corp. Wts., Strike Price 2.50 CAD, Exp.
   2/4/14                                                               --           --    1,729,601
Endeavour Financial Corp., Legend Shares                                --           --      659,355
Ivernia, Inc.                                                    5,229,771           --           --
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13                         13,405,085      100,822           --
Ivernia, Inc., Legend Shares                                     1,258,291           --           --
Nido Petroleum Ltd.                                             10,633,621           --           --
Opera Software ASA                                              57,089,493           --           --
Oppenheimer Institutional Money Market Fund, Cl. E                 267,757       23,603           --
Uranium Participation Corp.                                     31,173,015           --           --
Westport Innovations, Inc.                                       8,025,058           --           --
Westport Innovations, Inc., Legend Shares                       19,156,579           --      361,705
World Energy Solutions, Inc.(a)                                         --(b)        --           --
                                                              ------------     --------   ----------
                                                              $207,203,992     $124,425   $2,750,661
                                                              ============     ========   ==========

(a.) No longer an affiliate as of November 30, 2009.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(2.) Non-income producing security.


                5 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

(3.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2009 was $1,258,291, which represents 0.10% of the Fund's net assets. See accompanying Notes.

(4.) Rate shown is the 7-day yield as of November 30, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of November 30, 2009 based on valuation input level:

                                           LEVEL 1--     LEVEL 2--                LEVEL 3--
                                          UNADJUSTED     OTHER SIGNIFICANT       SIGNIFICANT
                                         QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                                        --------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary               $   84,073,070     $ 16,593,518              $--           $  100,666,588
   Consumer Staples                         60,678,763        7,421,013               --               68,099,776
   Energy                                  163,462,324       58,476,072               --              221,938,396
   Financials                              239,085,510       68,830,644               --              307,916,154
   Health Care                              19,956,039               --               --               19,956,039
   Industrials                               6,141,896               --               --                6,141,896
   Information Technology                   60,794,249               --               --               60,794,249
   Materials                               351,447,454               --               --              351,447,454
   Utilities                                15,122,228       32,515,988               --               47,638,216
Convertible Corporate Bonds and Notes               --       13,405,085               --               13,405,085
Rights, Warrants and Certificates           17,092,644               --               --               17,092,644
Investment Company                             267,757               --               --                  267,757
                                        --------------     ------------              ---           --------------
Total Investments, at Value              1,018,121,934      197,242,320               --            1,215,364,254
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                 --          156,258               --                  156,258
                                        --------------     ------------              ---           --------------
Total Assets                            $1,018,121,934     $197,398,578              $--           $1,215,520,512
                                        --------------     ------------              ---           --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts     $           --     $    (43,826)             $--           $      (43,826)
                                        --------------     ------------              ---           --------------
Total Liabilities                       $           --     $    (43,826)             $--           $      (43,826)
                                        --------------     ------------              ---           --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                6 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF NOVEMBER 30, 2009 ARE AS FOLLOWS:

                                               CONTRACT
                                                AMOUNT           EXPIRATION                     UNREALIZED     UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION   BUY/SELL    (000'S)             DATES           VALUE      APPRECIATION   DEPRECIATION
---------------------------------   --------   --------       ----------------   -----------   ------------   ------------
BROWN BROTHERS HARRIMAN:
Canadian Dollar (CAD)                   Sell     3,860  CAD            12/1/09   $ 3,656,907     $ 40,654        $    --
Japanese Yen (JPY)                       Buy       945  JPY    12/1/09-12/2/09        10,931           27             --
                                                                                                 --------        -------
                                                                                                   40,681             --
CHASE MANHATTAN BANK
Brazilian Real (BRR)                     Buy       612  BRR            12/1/09       348,471           --          3,104
CITIGROUP
Japanese Yen (JPY)                       Buy     1,186  JPY            12/1/09        13,721           32             --
JP MORGAN CHASE:
Australian Dollar (AUD)                 Sell     1,222  AUD            12/2/09     1,119,113           --          7,924
Canadian Dollar (CAD)                    Buy     3,691  CAD            12/1/09     3,496,856       25,311             --
Canadian Dollar (CAD)                   Sell    11,471  CAD   12/1/09-12/14/09    10,869,037       90,188          9,849
Japanese Yen (JPY)                       Buy       989  JPY            12/2/09        11,437           46             --
                                                                                                 --------        -------
                                                                                                  115,545         17,773
RBS GREENWICH CAPITAL
Australian Dollar (AUD)                 Sell     5,913  AUD            12/1/09     5,416,006           --         22,949
                                                                                                 --------        -------
Total unrealized appreciation and
   depreciation                                                                                  $156,258        $43,826
                                                                                                 ========        =======

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                      Value       Percent
-------------------                 --------------   -------
Canada                              $  531,792,383     43.8%
Japan                                  191,689,172     15.8
Australia                              158,964,908     13.1
Norway                                  74,561,697      6.1
India                                   65,442,447      5.4
Cayman Islands                          50,295,729      4.1
Hong Kong                               35,062,999      2.9
Brazil                                  26,654,899      2.2
China                                   24,974,033      2.1
Russia                                  17,500,000      1.4
Argentina                               10,916,000      0.9
Sweden                                   9,680,272      0.8
Germany                                  5,371,783      0.4
United Arab Emirates                     4,956,243      0.4
Island of Guernsey                       4,219,652      0.3
Indonesia                                3,014,280      0.3
United States                              267,757      0.0
                                    --------------    -----
Total                               $1,215,364,254    100.0%
                                    ==============    =====


                7 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                8 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of November 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                9 | Oppenheimer International Small Company Fund

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

Federal tax cost of securities   $ 1,193,525,186
                                 ===============
Gross unrealized appreciation    $   285,584,464
Gross unrealized depreciation       (221,052,261)
                                 ---------------
Net unrealized appreciation      $    64,532,203
                                 ===============


                10 | Oppenheimer International Small Company Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By: /s/ William F. Glavin
    ----------------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin
    ----------------------------------------
    William F. Glavin
    Principal Executive Officer

Date: 01/06/2010


By: /s/ Brian W. Wixted
    ----------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/06/2010